Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Restricted Cash [Abstract]
Cash in hand	$ 1	$ 1
Deposits in banks	97	176
Total cash	98	177
Deposits in banks frozen by the other of the Taizhou Intermediate People’s Court (see Note 16 for further detail)		1,562
Collateral for the credit of a business credit card	3	3
Total restricted cash	3	1,565
Total cash and restricted cash	$ 101	$ 1,742